Redeemable Noncontrolling Interest - Summary of company non controlling interest (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss available to Class A ordinary shareholders		$ (148,135)	$ (55,146)	$ (26,749)
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Change from net loss available to Class A ordinary shareholders and change in ownership interest in ProKidney LP	$ (8,571)
ProKidney LP [Member] | Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
(Increase)/Decrease in ProKidney Corp. accumulated deficit for impact of subsidiary equity-based compensation	6,150
(Increase)/Decrease in ProKidney Corp. additional paid-in capital for vesting of Restricted Common Units in ProKidney LP	(321)
Class A [Member] | Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss available to Class A ordinary shareholders	$ (14,400)